REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
Disclosure Of Reporting Entity [Abstract]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Points International Ltd. (the "Corporation") is a company domiciled in Canada. The address of the Corporation's registered office is 111 Richmond Street West, Suite 700, Toronto, ON, Canada M5H 2G4. The consolidated financial statements of the Corporation as at and for the year ended December 31, 2020 comprise the Corporation and its wholly-owned subsidiaries: Points International (US) Ltd., Points International (UK) Ltd., Points.com Inc., Points Travel Inc., Points Development (US) Ltd., Points Holdings Ltd. and its wholly-owned subsidiaries, Points International (Singapore) Private Limited and Points International FZ-LLC. The Corporation's shares are publicly traded on the Toronto Stock Exchange ("TSX") as PTS and on the NASDAQ Capital Market ("NASDAQ") as PCOM.

The Corporation operates in three reportable segments (refer to Note 5 below).

Segment	Principal Activities
Loyalty Currency Retailing	Consists primarily of products and services that facilitate the sale or transfer of loyalty currency direct to loyalty program members.
Platform Partners	A portfolio of technology solutions that enables the broad distribution of loyalty currencies across loyalty programs and third party channels.
Points Travel	White-label travel booking solution for the loyalty industry that allows consumers to earn and redeem their loyalty currency while making hotel bookings and car rentals online.

The Corporation's operations can be moderately influenced by seasonality. Historically, gross profit is highest in the fourth quarter in each year as certain product offerings and promotional activity in the Loyalty Currency Retailing segment peak during this time. In 2020, financial results did not follow this trend due to the adverse impact of the COVID-19 pandemic.

The consolidated financial statements of the Corporation as at and for the year ended December 31, 2020 are available at www.sedar.com or www.sec.gov.